UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Institutional Investment Manager Filing This Report:

CC&L FINANCIAL SERVICES GROUP
1200-925 West Georgia Street
Vancouver, British Columbia
V6C 3L2

The institutional investment manager filing this report and the person by Whom it is signed hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists, and tables, are consider integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gord MacDougall
Title: Partner
Phone: (604) 643-3155
Signature, Place, and Date of Signing:

Gord MacDougall	Vancouver, British Columbia	June 30, 2000

Report Type:

[X]	13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total: 92703830

Form 13F Information Table Value Total: 3454446

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Name:


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                                             FORM 13F


               Name of Reporting Manager: The CC&L FINANCIAL SERVICES GROUP


                                                                			                       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP       VALUE      Shares/     INVSTMT  SOLE     SHARED     NONE
                                                                 (x$1000)   PRN AMT     DSCRETN


Abitibi-Consolidated Inc.           Common           003924107   149,115   16,048,109    SOLE      0     16,048,109    0
Alberta Energy Company Ltd.         Common           012873105   232,803    5,760,922    SOLE      0      5,760,922    0
Alcan Aluminum Ltd.                 Common           013716105   172,971    5,564,401    SOLE      0      5,564,401    0
Bank of Montreal                    Common           063671101   270,327    6,400,488    SOLE      0      6,400,488    0
Barrick Gold Corp.                  Common           067901108   120,082    6,642,869    SOLE      0      6,642,869    0
BCE Inc.                            Common           05534B109   149,579    6,306,200    SOLE      0      6,306,200    0
Canadian National Railway Co.       Common           136375102   170,975    5,870,280    SOLE      0      5,870,280    0
Canadian Occidental Petroleum Ltd.  Common           136420106   231,271    8,523,888    SOLE      0      8,523,888    0
CIBC                                Common           136069101   181,756    6,616,550    SOLE      0      6,616,550    0
Enbridge Inc.                       Common           29250N105   183,976    8,768,052    SOLE      0      8,768,052    0
Laidlaw Inc.                        Common           50730K503         0            0    SOLE      0              0    0
Magna International Inc.            CL A             559222401   268,962    5,722,643    SOLE      0      5,722,643    0
Mitel Corp.                         Common           606711109   124,923    5,982,540    SOLE      0      5,982,540    0
Nortel Networks Co.                 Common           656568102   616,146    8,878,026    SOLE      0      8,878,026    0
Quebecor World                      Sub VTG Common   748203106   180,483    7,512,756    SOLE      0      7,512,756    0
Royal Bank of Canada                Common           780087102   401,321    7,839,934    SOLE      0      7,839,934    0
Seagram Company                     Common           811850106   144,093    2,450,900    SOLE      0      2,450,900    0
Suncor Inc.                         Common           867229106   297,744   12,883,100    SOLE      0     12,883,100    0
Transcanada Pipelines               Common           893526103    32,046    4,196,672    SOLE      0      4,196,672    0

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